As filed with the Securities and Exchange Commission on November 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

HCIM TRUST
HATTERAS PE INTELLIGENCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.	550	$70,202
B/E Aerospace, Inc. (a)	1,806	151,596
Esterline Technologies Corp. (a)	553	61,532
Exelis, Inc.	3,211	53,110
General Dynamics Corp.	228	28,977
Honeywell International, Inc.	565	52,613
Huntington Ingalls Industries, Inc.	831	86,598
L-3 Communications Holdings, Inc.	55	6,541
Lockheed Martin Corp.	194	35,459
Northrop Grumman Corp.	149	19,632
Precision Castparts Corp.	104	24,636
Raytheon Co.	225	22,864
Rockwell Collins, Inc.	86	6,751
Textron, Inc.	178	6,406
The Boeing Co.	482	61,397
Triumph Group, Inc.	881	57,309
United Technologies Corp.	613	64,733
Vectrus, Inc. (a)	178	3,484
Total Aerospace & Defense		813,840

Air Freight & Logistics - 0.4%
C H Robinson Worldwide, Inc.	97	6,433
Expeditors International of Washington, Inc.	128	5,194
FedEx Corp.	191	30,837
United Parcel Service, Inc.	506	49,735
Total Air Freight & Logistics		92,199

Airlines - 0.7%
Alaska Air Group, Inc.	2,291	99,750
Delta Air Lines, Inc.	610	22,052
JetBlue Airways Corp. (a)	4,278	45,432
Southwest Airlines Co.	487	16,446
Total Airlines		183,680

Auto Components - 0.3%
BorgWarner, Inc.	131	6,892
Delphi Automotive PLC	159	9,753
Gentex Corp.	1,542	41,279
Johnson Controls, Inc.	450	19,800
The Goodyear Tire & Rubber Co.	157	3,546
Total Auto Components		81,270

Automobiles - 0.4%
Ford Motor Co.	2,590	38,306
General Motors Co.	905	28,906
Harley-Davidson, Inc.	126	7,333

Thor Industries, Inc.	485	24,977
Total Automobiles		99,522

Banks - 1.1%
Associated Banc-Corp.	493	8,588
BancorpSouth, Inc.	259	5,216
Bank Of America Corp.	531	9,054
Bank of Hawaii Corp.	137	7,783
BB&T Corp.	141	5,247
Cathay General BanCorp.	228	5,661
Citigroup, Inc.	153	7,929
City National Corp.	106	8,021
Comerica, Inc.	36	1,795
Commerce Bancshares, Inc.	174	7,768
Cullen/Frost Bankers, Inc.	121	9,258
East West Bancorp, Inc.	310	10,540
Fifth Third Bancorp.	168	3,363
First Horizon National Corp.	732	8,989
First Niagara Financial Group, Inc.	1,096	9,130
FirstMerit Corp.	507	8,923
Fulton Financial Corp.	585	6,482
Hancock Holding Co.	253	8,109
Huntington Bancshares, Inc.	163	1,586
International Bancshares Corp.	176	4,341
JPMorgan Chase & Co.	189	11,385
KeyCorp.	174	2,319
M&T Bank Corp.	26	3,206
PacWest Bancorp.	215	8,864
Prosperity Bancshares, Inc.	185	10,576
Regions Financial Corp.	269	2,701
Signature Bank (a)	109	12,215
SunTrust Banks, Inc.	105	3,993
SVB Financial Group (a)	107	11,994
Synovus Financial Corp.	430	10,165
TCF Financial Corp.	512	7,951
The PNC Financial Services Group, Inc.	36	3,081
Trustmark Corp.	209	4,814
Umpqua Holdings Corp.	578	9,520
US BanCorp.	176	7,362
Valley National BanCorp.	622	6,027
Webster Financial Corp.	277	8,072
Wells Fargo & Co.	241	12,501
Westamerica Bancorporation	81	3,768
Zions Bancorporation	40	1,162
Total Banks		279,459

Beverages - 0.0%
Brown-Forman Corp.	3	271
Coca-Cola Enterprises, Inc.	4	177
Constellation Brands, Inc. (a)	3	262
Dr. Pepper Snapple Group, Inc.	4	257
Molson Coors Brewing Co.	3	223
Monster Beverage Corp. (a)	3	275
PepsiCo, Inc.	28	2,607
The Coca-Cola Co.	114	4,863
Total Beverages		8,935

Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (a)	37	6,135
Amgen, Inc.	100	14,046
Biogen Idec, Inc. (a)	31	10,255
Celgene Corp. (a)	107	10,141
Cubist Pharmaceuticals, Inc. (a)	399	26,470
Gilead Sciences, Inc. (a)	206	21,929
Regeneron Pharmaceuticals, Inc. (a)	15	5,408
United Therapeutics Corp. (a)	229	29,461
Vertex Pharmaceuticals, Inc. (a)	44	4,942
Total Biotechnology		128,787

Building Products - 1.0%
Allegion PLC	57	2,715
AO Smith Corp.	1,295	61,228
Fortune Brands Home & Security, Inc.	2,721	111,860
Lennox International, Inc.	768	59,036
MasCo. Corp.	231	5,526
Total Building Products		240,365

Capital Markets - 0.4%
Affiliated Managers Group, Inc. (a)	11	2,204
Ameriprise Financial, Inc.	37	4,565
BlackRock, Inc.	8	2,627
E*TRADE Financial Corp. (a)	57	1,288
Eaton Vance Corp.	261	9,847
Federated Investors, Inc.	292	8,573
Franklin Resources, Inc.	79	4,314
InvesCo. Ltd.	85	3,356
Janus Capital Group, Inc.	465	6,761
Legg Mason, Inc.	20	1,023
Morgan Stanley.	135	4,667
Northern Trust Corp.	44	2,993
Raymond James Financial, Inc.	268	14,359
SEI Investments Co.	305	11,029
State Street Corp.	29	2,135
T Rowe Price Group, Inc.	52	4,077
The Bank of New York Mellon Corp.	77	2,982
The Charles Schwab Corp.	77	2,263
The Goldman Sachs Group, Inc.	40	7,343
Waddell & Reed Financial, Inc.	184	9,511
Total Capital Markets		105,917

Chemicals - 0.5%
Albemarle Corp.	203	11,957
Ashland, Inc.	185	19,259
Cabot Corp.	217	11,017
Cytec Industries, Inc.	184	8,701
Minerals Technologies, Inc.	127	7,837
NewMarket Corp.	28	10,669
Olin Corp.	289	7,297
PolyOne Corp.	173	6,155
Rayonier Advanced Materials, Inc.	157	5,167
RPM International, Inc.	337	15,428
Sensient Technologies Corp.	91	4,764

The Scotts Miracle-Gro Co.	160	8,800
The Valspar Corp.	198	15,640
Total Chemicals		132,691

Commercial Services & Supplies - 2.0%
Cintas Corp.	65	4,588
Civeo Corp.	1,806	20,968
Clean Harbors, Inc. (a)	955	51,494
Copart, Inc. (a)	2,048	64,133
Deluxe Corp.	853	47,052
Herman Miller, Inc.	932	27,820
HNI Corp.	709	25,517
Iron Mountain, Inc.	111	3,624
MSA Safety, Inc.	493	24,354
Pitney Bowes, Inc.	129	3,224
Republic Services, Inc.	172	6,711
Rollins, Inc.	1,014	29,690
RR Donnelley & Sons Co.	3,440	56,622
Stericycle, Inc. (a)	55	6,411
The ADT Corp.	113	4,007
TyCo. International Ltd.	327	14,574
Waste Connections, Inc.	2,132	103,445
Waste Management, Inc.	305	14,497
Total Commercial Services & Supplies		508,731

Communications Equipment - 0.5%
ADTRAN, Inc.	250	5,132
ARRIS Group, Inc. (a)	388	11,002
Ciena Corp. (a)	468	7,825
CisCo. Systems, Inc.	1,068	26,882
F5 Networks, Inc. (a)	35	4,156
Harris Corp.	20	1,328
InterDigital, Inc.	177	7,048
JDS Uniphase Corp. (a)	558	7,142
Juniper Networks, Inc.	99	2,193
Motorola Solutions, Inc.	61	3,860
Plantronics, Inc.	187	8,935
Polycom, Inc. (a)	604	7,420
QUALCOMM, Inc.	351	26,244
Riverbed Technology, Inc. (a)	519	9,625
Total Communications Equipment		128,792

Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	1,718	57,982
Fluor Corp.	102	6,813
Granite Construction, Inc.	566	18,004
Jacobs Engineering Group, Inc. (a)	85	4,150
KBR, Inc.	2,527	47,583
Quanta Services, Inc. (a)	140	5,081
URS Corp.	1,192	68,671
Total Construction & Engineering		208,284

Construction Materials - 0.0%
Eagle Materials, Inc.	125	12,729

Consumer Finance - 0.1%
American Express Co.	88	7,703
Capital One Financial Corp.	38	3,102
Discover Financial Services	31	1,996
Navient Corp.	84	1,488
SLM Corp.	952	8,149
Total Consumer Finance		22,438

Containers & Packaging - 0.3%
AptarGroup, Inc.	170	10,319
Greif, Inc.	112	4,907
Packaging Corp. of America	256	16,338
Rock-Tenn Co.	377	17,938
Silgan Holdings, Inc.	161	7,567
SonoCo. Products Co.	264	10,372
Total Containers & Packaging		67,441

Distributors - 0.4%
Genuine Parts Co.	87	7,631
LKQ Corp. (a)	3,164	84,130
Total Distributors		91,761

Diversified Consumer Services - 0.6%
Apollo Education Group, Inc. (a)	1,039	26,131
DeVry Education Group, Inc.	609	26,071
Graham Holdings Co.	47	32,881
H&R Block, Inc.	157	4,868
Service Corp. International	2,214	46,804
Sotheby's	637	22,754
Total Diversified Consumer Services		159,509

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. (a)	92	12,709
CBOE Holdings, Inc.	185	9,902
CME Group, Inc.	62	4,957
Intercontinental Exchange, Inc.	23	4,486
Leucadia National Corp.	62	1,478
McGraw Hill Financial, Inc.	53	4,476
Moody's Corp.	37	3,497
MSCI, Inc. (a)	254	11,943
The NASDAQ OMX Group, Inc.	23	976
Total Diversified Financial Services		54,424

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,945	68,542
CenturyLink, Inc.	237	9,691
Frontier Communications Corp.	420	2,734
tw telecom, Inc. (a)	3,560	148,132
Verizon Communications, Inc.	1,558	77,884
Windstream Holdings, Inc.	255	2,749
Total Diversified Telecommunication Services		309,732

Electric Utilities - 1.1%
American Electric Power Co., Inc.	156	8,145
CleCo. Corp.	433	20,849
Duke Energy Corp.	225	16,823

Edison International	104	5,816
Entergy Corp.	57	4,408
Exelon Corp.	275	9,375
FirstEnergy Corp.	136	4,565
Great Plains Energy, Inc.	1,099	26,563
Hawaiian Electric Industries, Inc.	723	19,196
IDACORP, Inc.	357	19,139
NextEra Energy, Inc.	139	13,049
Northeast Utilities	101	4,474
OGE Energy Corp.	1,387	51,471
PepCo. Holdings, Inc.	80	2,141
Pinnacle West Capital Corp.	35	1,912
PNM Resources, Inc.	559	13,925
PPL Corp.	213	6,995
The Southern Co.	285	12,440
Westar Energy, Inc.	924	31,527
Xcel Energy, Inc.	161	4,894
Total Electric Utilities		277,707

Electrical Equipment - 1.3%
Acuity Brands, Inc.	740	87,105
AMETEK, Inc.	175	8,787
Eaton Corp. PLC	343	21,736
Emerson Electric Co.	501	31,352
Hubbell, Inc.	939	113,178
Regal-Beloit Corp.	776	49,858
Rockwell Automation, Inc.	99	10,878
Total Electrical Equipment		322,894

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.	42	4,194
Arrow Electronics, Inc. (a)	321	17,767
Avnet, Inc.	444	18,426
Belden, Inc.	141	9,027
Cognex Corp. (a)	209	8,416
Corning, Inc.	351	6,788
FEI Co.	137	10,333
FLIR Systems, Inc.	27	846
Ingram Micro, Inc. (a)	494	12,750
Itron, Inc. (a)	174	6,840
Jabil Circuit, Inc.	35	706
Knowles Corp. (a)	268	7,102
National Instruments Corp.	319	9,867
TE Connectivity Ltd.	109	6,027
Tech Data Corp. (a)	93	5,474
Trimble Navigation Ltd. (a)	843	25,712
Vishay Intertechnology, Inc.	593	8,474
Zebra Technologies Corp. (a)	163	11,568
Total Electronic Equipment, Instruments & Components		170,317

Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	418	18,262
Baker Hughes, Inc.	21	1,366
Cameron International Corp. (a)	10	664
CARBO Ceramics, Inc.	126	7,463
Diamond Offshore Drilling, Inc.	3	103

Dresser-Rand Group, Inc. (a)	511	42,035
Dril-Quip, Inc. (a)	296	26,462
EnsCo. PLC	11	454
FMC Technologies, Inc. (a)	11	597
Halliburton Co.	52	3,355
Helix Energy Solutions Group, Inc. (a)	706	15,574
Helmerich & Payne, Inc.	5	489
Nabors Industries Ltd.	12	273
National Oilwell Varco, Inc.	20	1,522
Noble Corp. PLC	12	267
Oceaneering International, Inc.	689	44,902
Oil States International, Inc. (a)	385	23,831
Patterson-UTI Energy, Inc.	1,037	33,734
Rowan Cos. PLC	916	23,184
Schlumberger Ltd.	39	3,966
Superior Energy Services, Inc.	978	32,147
Tidewater, Inc.	361	14,090
Transocean Ltd.	16	512
Unit Corp. (a)	321	18,827
Total Energy Equipment & Services		314,079

Food & Staples Retailing - 0.1%
CostCo. Wholesale Corp.	8	1,003
CVS Caremark Corp.	22	1,751
Safeway, Inc.	4	137
SUPERVALU, Inc. (a)	1,015	9,074
SysCo. Corp.	11	417
The Kroger Co.	10	520
United Natural Foods, Inc. (a)	208	12,784
Walgreen Co.	16	948
Wal-Mart Stores, Inc.	30	2,294
Whole Foods Market, Inc.	7	267
Total Food & Staples Retailing		29,195

Food Products - 0.5%
Archer-Daniels-Midland Co.	12	613
Campbell Soup Co.	3	128
ConAgra Foods, Inc.	8	264
Dean Foods Co.	490	6,493
Flowers Foods, Inc.	736	13,513
General Mills, Inc.	11	555
Hormel Foods Corp.	3	154
Ingredion, Inc.	314	23,798
Kellogg Co.	5	308
Keurig Green Mountain, Inc.	2	260
Kraft Foods Group, Inc.	11	621
Lancaster Colony Corp.	102	8,699
McCormick & Co, Inc.	2	134
Mead Johnson Nutrition Co.	4	385
Mondelez International, Inc.	31	1,062
Post Holdings, Inc. (a)	231	7,665
The Hain Celestial Group, Inc. (a)	212	21,698
The Hershey Co.	3	286
The JM Smucker Co.	2	198
Tootsie Roll Industries, Inc.	87	2,435
Tyson Foods, Inc.	5	197

WhiteWave Foods Co. (a)	731	26,557
Total Food Products		116,023

Gas Utilities - 0.7%
AGL Resources, Inc.	38	1,951
Atmos Energy Corp.	723	34,487
National Fuel Gas Co.	598	41,854
ONE Gas, Inc.	375	12,844
Questar Corp.	1,250	27,863
UGI Corp.	1,225	41,760
WGL Holdings, Inc.	370	15,584
Total Gas Utilities		176,343

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	159	6,613
Align Technology, Inc. (a)	381	19,690
Baxter International, Inc.	102	7,321
Becton Dickinson & Co.	37	4,211
Boston Scientific Corp. (a)	177	2,090
CareFusion Corp. (a)	23	1,041
Covidien PLC	85	7,353
CR Bard, Inc.	8	1,142
DENTSPLY International, Inc.	16	730
Edwards Lifesciences Corp. (a)	12	1,226
Hill-Rom Holdings, Inc.	307	12,719
Hologic, Inc. (a)	1,033	25,133
IDEXX Laboratories, Inc. (a)	210	24,744
Intuitive Surgical, Inc. (a)	5	2,309
Medtronic, Inc.	104	6,443
ResMed, Inc.	751	37,002
Sirona Dental Systems, Inc. (a)	294	22,544
St. Jude Medical, Inc.	54	3,247
STERIS Corp.	315	16,997
Stryker Corp.	56	4,522
Teleflex, Inc.	220	23,109
The Cooper Cos., Inc.	254	39,560
Thoratec Corp. (a)	373	9,970
Varian Medical Systems, Inc. (a)	12	961
Zimmer Holdings, Inc.	23	2,313
Total Health Care Equipment & Supplies		282,990

Health Care Providers & Services - 1.2%
Aetna, Inc.	69	5,589
AmerisourceBergen Corp.	30	2,319
Cardinal Health, Inc.	65	4,870
Centene Corp. Del (a)	302	24,978
Cigna Corp.	52	4,716
Community Health Systems, Inc. (a)	605	33,148
DaVita HealthCare Partners, Inc. (a)	18	1,317
Express Scripts Holding Co. (a)	78	5,509
Health Net, Inc. (a)	423	19,505
Henry Schein, Inc. (a)	449	52,295
Humana, Inc.	30	3,909
Laboratory Corp. of America Holdings (a)	9	916
LifePoint Hospitals, Inc. (a)	235	16,260
McKesson Corp.	44	8,565

MEDNAX, Inc. (a)	531	29,109
Omnicare, Inc.	530	32,998
Owens & Minor, Inc.	334	10,935
Patterson Cos., Inc.	9	373
Quest Diagnostics, Inc.	16	971
Tenet Healthcare Corp. (a)	11	653
UnitedHealth Group, Inc.	131	11,299
Universal Health Services, Inc.	9	940
VCA, Inc. (a)	470	18,485
WellCare Health Plans, Inc. (a)	234	14,120
WellPoint, Inc.	54	6,459
Total Health Care Providers & Services		310,238

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	837	11,229
Cerner Corp. (a)	39	2,323
HMS Holdings Corp. (a)	571	10,763
Total Health Care Technology		24,315

Hotels, Restaurants & Leisure - 1.8%
Bally Technologies, Inc. (a)	406	32,764
Brinker International, Inc.	674	34,232
Carnival Corp.	250	10,042
Chipotle Mexican Grill, Inc. (a)	18	11,999
Darden Restaurants, Inc.	75	3,860
Domino's Pizza, Inc.	578	44,483
International Game Technology	2,594	43,761
International Speedway Corp.	294	9,302
Life Time Fitness, Inc. (a)	375	18,915
Marriott International, Inc.	125	8,738
McDonald's Corp.	653	61,911
Panera Bread Co. (a)	269	43,772
Starbucks Corp.	500	37,730
Starwood Hotels & Resorts Worldwide, Inc.	109	9,070
The Cheesecake Factory, Inc.	483	21,976
The Wendy's Co.	2,915	24,078
Wyndham Worldwide Corp.	55	4,469
Wynn Resorts Ltd.	47	8,793
Yum! Brands, Inc.	294	21,162
Total Hotels, Restaurants & Leisure		451,057

Household Durables - 1.2%
DR Horton, Inc.	181	3,714
Garmin Ltd.	68	3,535
Harman International Industries, Inc.	39	3,823
Jarden Corp. (a)	1,236	74,296
KB Home	1,011	15,104
Leggett & Platt, Inc.	67	2,340
Lennar Corp.	100	3,883
MDC Holdings, Inc.	419	10,609
Mohawk Industries, Inc. (a)	35	4,719
Newell Rubbermaid, Inc.	158	5,437
NVR, Inc. (a)	42	47,461
PulteGroup, Inc.	191	3,373
Tempur Sealy International, Inc. (a)	640	35,949
Toll Brothers, Inc. (a)	1,721	53,626

Tupperware Brands Corp.	526	36,315
Whirlpool Corp.	52	7,574
Total Household Durables		311,758

Household Products - 0.3%
Church & Dwight Co., Inc.	570	39,991
Colgate-Palmolive Co.	16	1,044
Energizer Holdings, Inc.	261	32,158
Kimberly-Clark Corp.	7	753
The Clorox Co.	2	192
Total Household Products		74,138

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp.	213	3,020
NRG Energy, Inc.	110	3,353
Total Independent Power and Renewable Electricity Producers		6,373

Industrial Conglomerates - 1.5%
3M Co.	468	66,306
Carlisle Cos., Inc.	1,106	88,900
Danaher Corp.	441	33,507
General Electric Co.	7,304	187,129
Roper Industries, Inc.	71	10,387
Total Industrial Conglomerates		386,229

Insurance - 1.0%
ACE Ltd.	23	2,412
Aflac, Inc.	89	5,184
Alleghany Corp. (a)	36	15,053
American Financial Group, Inc.	164	9,494
American International Group, Inc.	141	7,617
Aon PLC	58	5,085
Arthur J. Gallagher & Co.	340	15,422
Aspen Insurance Holdings Ltd.	204	8,725
Assurant, Inc.	14	900
Brown & Brown, Inc.	261	8,391
Cincinnati Financial Corp.	29	1,364
Everest Re Group Ltd.	100	16,201
First American Financial Corp.	329	8,923
Genworth Financial, Inc. (a)	96	1,258
Hartford Financial Services Group, Inc.	88	3,278
HCC Insurance Holdings, Inc.	217	10,479
Kemper Corp.	160	5,464
Lincoln National Corp.	52	2,786
Loews Corp.	60	2,500
Marsh & McLennan Cos., Inc.	27	1,413
Mercury General Corp.	113	5,516
MetLife, Inc.	109	5,855
Old Republic International Corp.	533	7,611
Primerica, Inc.	171	8,246
Principal Financial Group, Inc.	54	2,833
Protective Life Corp.	172	11,939
Prudential Financial, Inc.	31	2,726
Reinsurance Group of America, Inc.	150	12,020
RenaissanceRe Holdings Ltd.	89	8,899
StanCorp. Financial Group, Inc.	136	8,592

The Allstate Corp.	22	1,350
The Chubb Corp.	48	4,372
The Hanover Insurance Group, Inc.	138	8,476
The Progressive Corp.	106	2,680
The Travelers Cos., Inc.	24	2,255
Torchmark Corp.	26	1,362
Unum Group.	51	1,753
WR Berkley Corp.	225	10,755
XL Group PLC	54	1,791
Total Insurance		240,980

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	253	81,577
Expedia, Inc.	58	5,082
HSN, Inc.	331	20,314
Netflix, Inc. (a)	40	18,047
priceline.com, Inc. (a)	35	40,550
TripAdvisor, Inc. (a)	48	4,388
Total Internet & Catalog Retail		169,958

Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	37	2,213
AOL, Inc. (a)	259	11,642
Conversant, Inc. (a)	147	5,035
eBay, Inc. (a)	237	13,421
Equinix, Inc. (a)	172	36,547
Facebook, Inc. (a)	322	25,451
Google, Inc. - Class A (a)	59	34,716
Google, Inc. (a)	59	34,064
Rackspace Hosting, Inc. (a)	287	9,342
VeriSign, Inc. (a)	24	1,323
Yahoo!, Inc. (a)	150	6,112
Total Internet Software & Services		179,866

IT Services - 1.1%
Accenture PLC	104	8,457
Acxiom Corp. (a)	335	5,544
Alliance Data Systems Corp. (a)	14	3,476
Automatic Data Processing, Inc.	78	6,480
Broadridge Financial Solutions, Inc.	393	16,361
Cognizant Technology Solutions Corp. (a)	163	7,297
Computer Sciences Corp.	28	1,712
Convergys Corp.	443	7,894
Corelogic, Inc. (a)	219	5,928
DST Systems, Inc.	114	9,567
Fidelity National Information Services, Inc.	77	4,335
Fiserv, Inc. (a)	67	4,331
Gartner, Inc. (a)	295	21,674
Global Payments, Inc.	220	15,374
International Business Machines Corp.	198	37,586
Jack Henry & Associates, Inc.	274	15,251
Leidos Holdings, Inc.	269	9,235
MasterCard, Inc.	211	15,597
NeuStar, Inc. (a)	253	6,282
Paychex, Inc.	67	2,961
Science Applications International Corp.	177	7,829

Teradata Corp. (a)	30	1,258
The Western Union Co.	103	1,652
Total System Services, Inc.	32	991
VeriFone Systems, Inc. (a)	359	12,342
Visa, Inc.	106	22,617
WEX, Inc. (a)	125	13,790
Xerox Corp.	290	3,837
Total IT Services		269,658

Leisure Products - 0.6%
Brunswick Corp.	985	41,508
Hasbro, Inc.	50	2,750
Mattel, Inc.	147	4,505
Polaris Industries, Inc.	638	95,566
Total Leisure Products		144,329

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	63	3,590
Bio-Rad Laboratories, Inc. (a)	107	12,134
Charles River Laboratories International, Inc. (a)	255	15,234
Covance, Inc. (a)	306	24,082
Mettler-Toledo International, Inc. (a)	155	39,700
PerkinElmer, Inc.	13	567
Techne Corp.	176	16,465
Thermo Fisher Scientific, Inc.	42	5,111
Waters Corp. (a)	9	892
Total Life Sciences Tools & Services		117,775

Machinery - 6.3%
AGCo. Corp.	1,466	66,644
Caterpillar, Inc.	450	44,564
CLARCOR, Inc.	862	54,375
Crane Co.	860	54,361
Cummins, Inc.	121	15,970
Deere & Co.	259	21,235
Donaldson Co., Inc.	2,270	92,230
Dover Corp.	119	9,559
Flowserve Corp.	88	6,206
Graco, Inc.	1,032	75,315
HarsCo. Corp.	1,415	30,295
IDEX Corp.	1,372	99,292
Illinois Tool Works, Inc.	265	22,371
Ingersoll-Rand PLC	179	10,088
ITT Corp.	1,577	70,870
Joy Global, Inc.	65	3,545
Kennametal, Inc.	1,368	56,512
Lincoln Electric Holdings, Inc.	1,369	94,646
Nordson Corp.	1,002	76,222
Oshkosh Corp.	1,459	64,415
PACCAR, Inc.	253	14,389
Pall Corp.	71	5,943
Parker Hannifin Corp.	106	12,100
Pentair PLC	139	9,103
Snap-on, Inc.	37	4,480
SPX Corp.	732	68,757
Stanley Black & Decker, Inc.	111	9,856

Terex Corp.	1,881	59,759
Timken Co.	1,324	56,124
Trinity Industries, Inc.	2,655	124,042
Valmont Industries, Inc.	453	61,123
Wabtec Corp.	1,640	132,906
Woodward, Inc.	998	47,525
Xylem, Inc.	118	4,188
Total Machinery		1,579,010

Marine - 0.5%
Kirby Corp. (a)	980	115,493
Media - 2.6%
AMC Networks, Inc. (a)	626	36,571
Cablevision Systems Corp.	105	1,839
CBS Corp.	329	17,602
Cinemark Holdings, Inc.	1,107	37,682
Comcast Corp.	1,757	94,491
DIRECTV (a)	339	29,330
Discovery Communications, Inc. - Class A (a)	93	3,515
Discovery Communications, Inc. (a)	124	4,623
Dreamworks Animation SKG, Inc. (a)	761	20,753
Gannett Co., Inc.	131	3,887
John Wiley & Sons, Inc.	492	27,606
Lamar Advertising Co.	845	41,616
Live Nation Entertainment, Inc. (a)	1,506	36,174
Meredith Corp.	388	16,606
New York Times Co.	1,387	15,562
News Corp. (a)	281	4,594
Omnicom Group, Inc.	148	10,191
Scripps Networks Interactive, Inc.	61	4,764
The Interpublic Group of Cos., Inc.	242	4,433
The Walt Disney co.	1,055	93,927
Time Warner Cable, Inc.	190	27,263
Time Warner, Inc.	572	43,020
Time, Inc. (a)	1,158	27,141
Twenty-First Century Fox, Inc.	1,266	43,411
Viacom, Inc.	256	19,697
Total Media		666,298

Metals & Mining - 0.4%
Carpenter Technology Corp.	197	8,895
Cliffs Natural Resources, Inc.	564	5,854
Commercial Metals Co.	441	7,528
Compass Minerals International, Inc.	64	5,394
Reliance Steel & Aluminum Co.	196	13,406
Royal Gold, Inc.	168	10,910
Steel Dynamics, Inc.	592	13,385
Timkensteel Corp.	136	6,323
United States Steel Corp.	285	11,163
Worthington Industries, Inc.	191	7,109
Total Metals & Mining		89,967

Multiline Retail - 0.5%
Big Lots, Inc.	587	25,270
Dollar General Corp. (a)	173	10,572
Dollar Tree, Inc. (a)	89	4,990

Family Dollar Stores, Inc.	55	4,248
JC Penney Co., Inc. (a)	3,169	31,817
Kohl's Corp.	137	8,361
Macy's, Inc.	208	12,102
Nordstrom, Inc.	61	4,171
Target Corp.	424	26,576
Total Multiline Retail		128,107

Multi-Utilities - 0.7%
Alliant Energy Corp.	794	43,996
Ameren Corp.	77	2,951
Black Hills Corp.	318	15,226
CenterPoint Energy, Inc.	137	3,352
CMS Energy Corp.	88	2,610
Consolidated Edison, Inc.	94	5,326
Dominion Resources, Inc.	186	12,851
DTE Energy Co.	56	4,260
Integrys Energy Group, Inc.	26	1,685
MDU Resources Group, Inc.	1,386	38,545
NiSource, Inc.	101	4,139
PG&E Corp.	150	6,756
Public Service Enterprise Group, Inc.	161	5,996
SCANA Corp.	45	2,232
Sempra Energy.	73	7,693
TECo. Energy, Inc.	75	1,304
Vectren Corp.	587	23,421
Wisconsin Energy Corp.	72	3,096
Total Multi-Utilities		185,439

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	24	2,435
Apache Corp.	18	1,690
Bill Barrett Corp. (a)	313	6,899
Cabot Oil & Gas Corp.	20	654
Chesapeake Energy Corp.	24	552
Chevron Corp.	58	6,921
Cimarex Energy Co.	4	506
ConocoPhillips	77	5,892
CONSOL Energy, Inc.	11	416
Denbury Resources, Inc.	17	256
Devon Energy Corp.	18	1,227
Energen Corp.	463	33,447
EOG Resources, Inc.	34	3,367
EQT Corp.	7	641
Exxon Mobil Corp.	130	12,226
Gulfport Energy Corp. (a)	535	28,569
Hess Corp.	13	1,226
HollyFrontier Corp.	1,277	55,779
Kinder Morgan, Inc.	32	1,227
Marathon Oil Corp.	32	1,203
Marathon Petroleum Corp.	14	1,185
Murphy Oil Corp.	8	455
Newfield Exploration Co. (a)	6	222
Noble Energy, Inc.	17	1,162
Occidental Petroleum Corp.	49	4,711
ONEOK, Inc.	10	656

Peabody Energy Corp.	1,755	21,727
Phillips 66	27	2,195
Pioneer Natural Resources Co.	7	1,379
QEP Resources, Inc.	9	277
Range Resources Corp.	8	542
Rosetta Resources, Inc. (a)	444	19,785
SM Energy Co.	481	37,518
Southwestern Energy Co. (a)	17	594
Spectra Energy Corp.	32	1,256
Tesoro Corp.	6	366
The Williams Cos., Inc.	35	1,937
Valero Energy Corp.	25	1,157
World Fuel Services Corp.	517	20,639
WPX Energy, Inc. (a)	1,454	34,983
Total Oil, Gas & Consumable Fuels		317,879

Paper & Forest Products - 0.1%
Domtar Corp.	240	8,431
Louisiana-Pacific Corp. (a)	518	7,040
Total Paper & Forest Products		15,471

Personal Products - 0.0%
Avon Products, Inc.	8	101
The Estee Lauder Cos., Inc.	5	373
Total Personal Products		474

Pharmaceuticals - 0.9%
AbbVie, Inc.	208	12,014
Actavis PLC (a)	27	6,514
Allergan, Inc.	30	5,346
Bristol-Myers Squibb Co.	222	11,362
Eli Lilly & Co.	104	6,744
Endo International PLC (a)	648	44,284
Hospira, Inc. (a)	19	989
Johnson & Johnson	376	40,078
Mallinckrodt PLC (a)	23	2,073
Merck & Co., Inc.	390	23,119
Mylan, Inc. (a)	71	3,230
Perrigo Co. PLC	25	3,755
Pfizer, Inc.	841	24,868
Salix Pharmaceuticals Ltd. (a)	328	51,247
Zoetis, Inc.	67	2,476
Total Pharmaceuticals		238,099

Professional Services - 1.2%
Equifax, Inc.	79	5,904
FTI Consulting, Inc. (a)	638	22,305
Manpowergroup, Inc.	1,366	95,757
Nielsen NV	216	9,575
Robert Half International, Inc.	89	4,361
The Corporate Executive Board Co.	574	34,480

The Dun & Bradstreet Corp.	24	2,819
Towers Watson & Co.	1,199	119,301
Total Professional Services		294,502

Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	155	11,431
American Campus Communities, Inc.	226	8,238
American Tower Corp.	27	2,528
Apartment Investment & Management Co.	29	923
AvalonBay Communities, Inc.	24	3,383
BioMed Realty Trust, Inc.	434	8,767
Boston Properties, Inc.	30	3,473
Camden Property Trust	185	12,678
Corporate Office Properties Trust	278	7,150
Corrections Corp. of America	257	8,830
Crown Castle International Corp.	66	5,315
Duke Realty Corp.	704	12,095
Equity One, Inc.	203	4,391
Equity Residential	65	4,003
Essex Property Trust, Inc.	12	2,145
Extra Space Storage, Inc.	236	12,171
Federal Realty Investment Trust	145	17,177
General Growth Properties, Inc.	102	2,402
HCP, Inc.	89	3,534
Health Care REIT, Inc.	59	3,680
Highwoods Properties, Inc.	201	7,819
Home Properties, Inc.	128	7,455
Hospitality Properties Trust	325	8,726
Host Hotels & Resorts, Inc.	147	3,135
Kilroy Realty Corp.	178	10,580
KimCo. Realty Corp.	80	1,753
Lasalle Hotel Properties	230	7,875
Liberty Property Trust	319	10,610
Mack-Cali Realty Corp.	283	5,408
Mid-America Apartment Communities, Inc.	163	10,701
National Retail Properties, Inc.	266	9,196
Omega Healthcare Investors, Inc.	271	9,265
Plum Creek Timber Co., Inc.	36	1,404
Potlatch Corp.	128	5,147
Prologis, Inc.	97	3,657
Public Storage	28	4,644
Rayonier, Inc.	279	8,688
Realty Income Corp.	481	19,620
Regency Centers Corp.	200	10,766
Senior Housing Properties Trust	436	9,121
Simon Property Group, Inc.	31	5,097
SL Green Realty Corp.	213	21,581
Taubman Centers, Inc.	136	9,928
The Macerich Co.	27	1,723
UDR, Inc.	547	14,906
Ventas, Inc.	57	3,531
Vornado Realty Trust	34	3,399

Washington Prime Group, Inc.	485	8,478
Weingarten Realty Investors	250	7,875
Weyerhaeuser Co.	104	3,313
Total Real Estate Investment Trusts (REITs)		369,715

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	134	4,820
CBRE Group, Inc. (a)	54	1,606
Jones Lang Lasalle, Inc.	97	12,255
Total Real Estate Management & Development		18,681

Road & Rail - 2.1%
Con-way, Inc.	985	46,787
CSX Corp.	718	23,019
Genesee & Wyoming, Inc. (a)	883	84,159
JB Hunt Transport Services, Inc.	1,591	117,813
Kansas City Southern.	78	9,454
Landstar System, Inc.	767	55,370
Norfolk Southern Corp.	222	24,775
Old Dominion Freight Line, Inc. (a)	1,175	83,002
Ryder System, Inc.	34	3,059
Union Pacific Corp.	647	70,148
Werner Enterprises, Inc.	718	18,094
Total Road & Rail		535,680

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	1,512	5,156
Altera Corp.	65	2,326
Analog Devices, Inc.	84	4,157
Applied Materials, Inc.	328	7,088
Atmel Corp. (a)	1,342	10,843
Avago Technologies Ltd.	67	5,829
Broadcom Corp.	148	5,982
Cree, Inc. (a)	386	15,807
Cypress Semiconductor Corp.	666	6,577
Fairchild Semiconductor International, Inc. (a)	293	4,550
First Solar, Inc. (a)	14	921
Integrated Device Technology, Inc. (a)	601	9,586
Intel Corp.	1,034	36,004
International Rectifier Corp. (a)	174	6,828
Intersil Corp.	574	8,156
KLA-Tencor Corp.	34	2,678
Lam Research Corp.	33	2,465
Linear Technology Corp.	49	2,175
Microchip Technology, Inc.	33	1,559
Micron Technology, Inc. (a)	172	5,893
NVIDIA Corp.	116	2,140
RF Micro Devices, Inc. (a)	934	10,778
Semtech Corp. (a)	297	8,064
Silicon Laboratories, Inc. (a)	179	7,275
Skyworks Solutions, Inc.	611	35,469
SunEdison, Inc. (a)	773	14,594
Teradyne, Inc.	663	12,856
Texas Instruments, Inc.	223	10,635
Xilinx, Inc.	55	2,329
Total Semiconductors & Semiconductor Equipment		248,720

Software - 1.4%
ACI Worldwide, Inc. (a)	271	5,084
Adobe Systems, Inc. (a)	125	8,649
Advent Software, Inc.	194	6,123
ANSYS, Inc. (a)	299	22,625
Autodesk, Inc. (a)	47	2,590
CA, Inc.	62	1,732
Cadence Design System, Inc. (a)	930	16,005
Citrix Systems, Inc. (a)	34	2,426
CommVault Systems, Inc. (a)	104	5,242
Compuware Corp.	533	5,655
Concur Technologies, Inc. (a)	155	19,657
Electronic Arts, Inc. (a)	67	2,386
FactSet Research Systems, Inc.	131	15,920
Fair Isaac Corp.	138	7,604
Fortinet, Inc. (a)	438	11,066
Informatica Corp. (a)	354	12,121
Intuit	75	6,574
Mentor Graphics Corp.	427	8,751
Microsoft Corp.	1,353	62,725
Oracle Corp.	530	20,288
PTC, Inc. (a)	387	14,280
Red Hat, Inc. (a)	39	2,190
Rovi Corp. (a)	434	8,569
Salesforce.com, Inc. (a)	150	8,630
SolarWinds, Inc. (a)	211	8,873
Solera Holdings, Inc.	224	12,625
Symantec Corp.	185	4,349
Synopsys, Inc. (a)	502	19,927
TIBCo. Software, Inc. (a)	372	8,790
Ultimate Software Group, Inc. (a)	92	13,019
Total Software		344,475

Specialty Retail - 3.5%
Aaron's, Inc.	676	16,440
Abercrombie & Fitch Co.	755	27,437
Advance Auto Parts, Inc.	763	99,419
American Eagle Outfitters, Inc.	1,835	26,644
ANN, Inc. (a)	477	19,619
Ascena Retail Group, Inc. (a)	1,399	18,607
AutoNation, Inc. (a)	31	1,560
AutoZone, Inc. (a)	19	9,683
Bed Bath & Beyond, Inc. (a)	115	7,570
Best Buy Co., Inc.	154	5,173
Cabela's, Inc. (a)	501	29,509
CarMax, Inc. (a)	93	4,320
Chico's FAS, Inc.	1,602	23,662
CST Brands, Inc.	797	28,652
Dick's Sporting Goods, Inc.	1,042	45,723
Foot Locker, Inc.	1,502	83,586
GameStop Corp.	55	2,266
Guess?, Inc.	667	14,654
L Brands, Inc.	137	9,176
Lowe's Cos., Inc.	661	34,980
Murphy USA, Inc. (a)	454	24,089

Office Depot, Inc. (a)	5,010	25,751
O'Reilly Automotive, Inc. (a)	61	9,172
PetSmart, Inc.	57	3,995
Rent-A-Center, Inc.	540	16,389
Ross Stores, Inc.	122	9,221
Signet Jewelers Ltd.	832	94,773
Staples, Inc.	369	4,465
The Gap, Inc.	184	7,671
The Home Depot, Inc.	897	82,291
Tiffany & Co.	49	4,719
TJX Cos., Inc.	457	27,041
Tractor Supply Co.	81	4,982
Urban Outfitters, Inc. (a)	50	1,835
Williams-Sonoma, Inc.	910	60,579
Total Specialty Retail		885,653

Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)	327	15,163
Apple, Inc.	1,001	100,851
Diebold, Inc.	156	5,510
EMC Corp.	428	12,523
Hewlett-Packard Co.	385	13,656
Lexmark International, Inc.	201	8,543
NCR Corp. (a)	538	17,975
NetApp, Inc.	89	3,823
SanDisk Corp.	61	5,975
Seagate Technology PLC	87	4,982
Western Digital Corp.	56	5,450
Total Technology Hardware, Storage & Peripherals		194,451

Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	562	43,566
Coach, Inc.	119	4,238
Deckers Outdoor Corp. (a)	366	35,568
Fossil Group, Inc. (a)	25	2,347
Hanesbrands, Inc.	1,060	113,886
Kate Spade & Co. (a)	1,332	34,938
Michael Kors Holdings Ltd. (a)	117	8,353
NIKE, Inc.	473	42,192
PVH Corp.	47	5,694
Ralph Lauren Corp.	33	5,436
Under Armour, Inc. (a)	68	4,699
VF Corp.	196	12,942
Total Textiles, Apparel & Luxury Goods		313,859

Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	184	2,280
Hudson City Bancorp, Inc.	94	914
New York Community Bancorp, Inc.	957	15,187
People's United Financial, Inc.	61	883
Washington Federal, Inc.	314	6,393
Total Thrifts & Mortgage Finance		25,657

TobacCo. - 0.0%
Altria Group, Inc.	37	1,700
Lorillard, Inc.	7	419
Philip Morris International, Inc.	29	2,419
Reynolds American, Inc.	6	354
Universal Corp.	121	5,371
Total Tobacco		10,263

Trading Companies & Distributors - 1.0%
Fastenal Co.	196	8,800
GATX Corp.	781	45,587
MSC Industrial Direct Co., Inc.	876	74,863
NOW, Inc. (a)	1,859	56,532
United Rentals, Inc. (a)	69	7,666
Watsco, Inc.	464	39,988
WW Grainger, Inc.	44	11,073
Total Trading Companies & Distributors		244,509

Water Utilities - 0.1%
Aqua America, Inc.	1,261	29,671
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	2,522	60,427
TOTAL COMMON STOCKS (Cost $14,102,187)		$15,019,228

MONEY MARKET FUNDS - 40.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio
0.04% (b)	7,990,098	7,990,098
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.05% (b)	2,341,607	2,341,607
TOTAL MONEY MARKET FUNDS (Cost $10,331,705)		$10,331,705

Total Investments (Cost $24,433,892) - 100.4%		25,350,933

Liabilities in Excess of Other Assets - (0.4)%		(112,897)
TOTAL NET ASSETS - 100.0%		$25,238,036

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. BanCorp. Fund
Services, LLC.

HCIM TRUST
HATTERAS PE INTELLIGENCE FUND
Forward Contracts
September 30, 2014 (Unaudited)

							Unrealized
	Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	to be Delivered		September 30, 2014	to be Received		September 30, 2014	(Depreciation)
10/3/2014	137,583	U.S. Dollars	$137,583	155,000	Australian Dollars	$135,681	$(1,902)
10/3/2014	77,751	U.S. Dollars	77,751	86,000	Canadian Dollars	76,784	(967)
10/3/2014	7,266,395	U.S. Dollars	7,266,395	5,686,000	Euros	7,181,858	(84,537)
10/3/2014	441,180	U.S. Dollars	441,180	270,000	British Pounds	437,697	(3,483)
			$7,922,909			$7,832,020	$(90,889)

The average quarterly notional amount of forward contracts during the trailing four quarters ended September 30, 2014 (Unaudited) were as follows:

Forward Contracts	$5,370,450

HCIM TRUST
HATTERAS PE INTELLIGENCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,019,228	$-	$-	$15,019,228
Money Market Funds	-	10,331,705	-	10,331,705
Total Investments	$15,019,228	$10,331,705	$-	$25,350,933

Other Financial Instruments*
Forward Contracts	$(90,889)	$-	$-	$(90,889)
Total Other Financial Instruments	$(90,889)	$-	$-	$(90,889)

* Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.
Transfers between levels are recognized at the end of the reporting period.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

PURCHASED OPTIONS - 109.6%
	Contracts	Value
Call Options - 104.5% (a)
S&P 500 Composite Stock Price Index
Expiration October 2014, Exercise Price: $23.55	72	$1,249,737
Expiration October 2014, Exercise Price: $183.50	72	99,541
Expiration November 2014, Exercise Price: $23.55	42	727,752
Expiration November 2014, Exercise Price: $183.50	42	60,532
Expiration November 2014, Exercise Price: $24.25	33	569,496
Expiration November 2014, Exercise Price: $26.00	70	1,195,774
Expiration November 2014, Exercise Price: $186.50	33	38,764
Expiration November 2014, Exercise Price: $198.41	70	20,111
Expiration December 2014, Exercise Price: $23.55	42	726,475
Expiration December 2014, Exercise Price: $24.20	40	689,282
Expiration December 2014, Exercise Price: $183.50	42	62,788
Expiration December 2014, Exercise Price: $185.50	40	52,962
Expiration January 2015, Exercise Price: $23.55	42	725,321
Expiration January 2015, Exercise Price: $24.35	35	601,636
Expiration January 2015, Exercise Price: $183.50	42	65,508
Expiration January 2015, Exercise Price: $186.60	35	45,702
Expiration February 2015, Exercise Price: $23.50	37	637,550
Expiration February 2015, Exercise Price: $24.20	40	686,864
Expiration February 2015, Exercise Price: $183.50	37	60,315
Expiration February 2015, Exercise Price: $185.50	40	58,109
Expiration March 2015, Exercise Price: $24.00	40	686,226
Expiration March 2015, Exercise Price: $24.25	33	565,312
Expiration March 2015, Exercise Price: $26.00	90	1,526,027
Expiration March 2015, Exercise Price: $185.00	40	61,556
Expiration March 2015, Exercise Price: $186.50	33	46,985
Expiration March 2015, Exercise Price: $199.26	90	52,597
Expiration April 2015, Exercise Price: $23.75	40	686,214
Expiration April 2015, Exercise Price: $24.25	55	940,798
Expiration April 2015, Exercise Price: $26.10	50	846,033
Expiration April 2015, Exercise Price: $182.10	40	73,074
Expiration April 2015, Exercise Price: $188.60	55	73,584
Expiration April 2015, Exercise Price: $200.00	50	31,253
Expiration May 2015, Exercise Price: $25.00	90	1,529,967
Expiration May 2015, Exercise Price: $25.75	50	846,238
Expiration May 2015, Exercise Price: $188.50	90	126,119
Expiration May 2015, Exercise Price: $197.10	50	42,449
Expiration June 2015, Exercise Price: $24.33	135	2,299,498
Expiration June 2015, Exercise Price: $186.50	135	214,725
Expiration July 2015, Exercise Price: $25.30	70	1,183,461
Expiration July 2015, Exercise Price: $25.75	40	674,468
Expiration July 2015, Exercise Price: $26.10	30	504,804
Expiration July 2015, Exercise Price: $193.92	70	81,151
Expiration July 2015, Exercise Price: $197.35	40	38,270
Expiration July 2015, Exercise Price: $200.00	30	24,391
Expiration August 2015, Exercise Price: $25.65	90	1,515,961

Expiration August 2015, Exercise Price: $25.75	50	841,702
Expiration August 2015, Exercise Price: $196.70	90	94,940
Expiration August 2015, Exercise Price: $197.10	50	51,607
Expiration September 2015, Exercise Price: $25.75	110	1,847,114
Expiration September 2015, Exercise Price: $26.10	30	502,713
Expiration September 2015, Exercise Price: $197.35	110	117,571
Expiration September 2015, Exercise Price: $200.00	30	27,775
Expiration October 2015, Exercise Price: $25.50	130	2,183,722
Expiration October 2015, Exercise Price: $26.00	30	502,443
Expiration October 2015, Exercise Price: $194.50	130	167,473
Expiration October 2015, Exercise Price: $199.26	30	30,651
Expiration November 2015, Exercise Price: $26.00	30	501,817
Expiration November 2015, Exercise Price: $26.10	130	2,173,245
Expiration November 2015, Exercise Price: $199.26	30	32,241
Expiration November 2015, Exercise Price: $200.00	130	134,645
Total Call Options		32,255,039

Put Options - 5.1% (a)
S&P 500 Composite Stock Price Index
Expiration October 2014, Exercise Price: $183.50	72	1,374
Expiration November 2014, Exercise Price: $183.50	42	4,425
Expiration November 2014, Exercise Price: $186.50	33	4,578
Expiration November 2014, Exercise Price: $198.41	70	30,948
Expiration December 2014, Exercise Price: $183.50	42	7,828
Expiration December 2014, Exercise Price: $185.50	40	8,616
Expiration January 2015, Exercise Price: $183.50	42	11,532
Expiration January 2015, Exercise Price: $186.60	35	11,566
Expiration February 2015, Exercise Price: $183.50	37	14,252
Expiration February 2015, Exercise Price: $185.50	40	15,924
Expiration March 2015, Exercise Price: $185.00	40	18,671
Expiration March 2015, Exercise Price: $186.50	33	16,550
Expiration March 2015, Exercise Price: $199.26	90	84,313
Expiration April 2015, Exercise Price: $182.10	40	19,431
Expiration April 2015, Exercise Price: $188.60	55	35,529
Expiration April 2015, Exercise Price: $200.00	50	53,583
Expiration May 2015, Exercise Price: $188.50	90	65,413
Expiration May 2015, Exercise Price: $197.10	50	51,658
Expiration June 2015, Exercise Price: $186.50	135	100,499
Expiration July 2015, Exercise Price: $193.92	70	75,346
Expiration July 2015, Exercise Price: $197.35	40	48,642
Expiration July 2015, Exercise Price: $200.00	30	40,101
Expiration August 2015, Exercise Price: $196.70	90	114,300
Expiration August 2015, Exercise Price: $197.10	50	64,357
Expiration September 2015, Exercise Price: $197.35	110	151,961
Expiration September 2015, Exercise Price: $200.00	30	45,079
Expiration October 2015, Exercise Price: $194.50	130	172,292
Expiration October 2015, Exercise Price: $199.26	30	45,988
Expiration November 2015, Exercise Price: $199.26	30	47,885
Expiration November 2015, Exercise Price: $200.00	130	212,014
Total Put Options		1,574,655

TOTAL PURCHASED OPTIONS (Cost $33,005,525)		$33,829,694

MONEY MARKET FUNDS - 1.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio

0.04% (b)	95,672	95,672
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.05% (b)	380,730	380,730
TOTAL MONEY MARKET FUNDS (Cost $476,402)		$476,402

Total Investments (Cost $33,481,927) - 111.1%		34,306,096

Liabilities in Excess of Other Assets - (11.1)%		(3,428,722)
TOTAL NET ASSETS - 100.0%		$30,877,374

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the seven day yield as of September 30, 2014.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

WRITTEN OPTIONS - 11.6%	Contracts	Value
Call Options - 9.1%
S&P 500 Composite Stock Price Index
Expiration: October 2014, Exercise Price: $188.00	144	$137,253
Expiration: November 2014, Exercise Price: $188.80	84	82,085
Expiration: November 2014, Exercise Price: $190.25	66	56,626
Expiration: November 2014, Exercise Price: $198.91	140	36,400
Expiration: December 2014, Exercise Price: $189.40	84	84,388
Expiration: December 2014, Exercise Price: $190.20	80	75,376
Expiration: January 2015, Exercise Price: $190.10	84	86,890
Expiration: January 2015, Exercise Price: $191.00	70	67,748
Expiration: February 2015, Exercise Price: $190.00	74	83,868
Expiration: February 2015, Exercise Price: $191.50	80	80,351
Expiration: March 2015, Exercise Price: $191.70	80	83,889
Expiration: March 2015, Exercise Price: $193.00	66	63,429
Expiration: March 2015, Exercise Price: $202.25	180	78,225
Expiration: April 2015, Exercise Price: $188.93	80	105,157
Expiration: April 2015, Exercise Price: $195.00	110	100,159
Expiration: April 2015, Exercise Price: $203.50	100	45,618
Expiration: May 2015, Exercise Price: $195.45	180	170,404
Expiration: May 2015, Exercise Price: $202.00	100	58,993
Expiration: June 2015, Exercise Price: $193.55	270	301,839
Expiration: July 2015, Exercise Price: $201.12	140	105,817
Expiration: July 2015, Exercise Price: $203.77	80	50,270
Expiration: July 2015, Exercise Price: $205.75	60	32,523
Expiration: August 2015, Exercise Price: $203.90	100	68,292
Expiration: August 2015, Exercise Price: $204.17	180	120,702
Expiration: September 2015, Exercise Price: $205.15	220	149,078
Expiration: September 2015, Exercise Price: $207.30	60	35,144
Expiration: October 2015, Exercise Price: $203.45	260	210,927
Expiration: October 2015, Exercise Price: $207.00	60	39,210
Expiration: November 2015, Exercise Price: $207.90	60	40,111
Expiration: November 2015, Exercise Price: $208.90	260	163,346
Total Call Options		2,814,118

Put Options - 2.5%
S&P 500 Composite Stock Price Index
Expiration: October 2014, Exercise Price: $165.15	72	157
Expiration: November 2014, Exercise Price: $165.15	42	951
Expiration: November 2014, Exercise Price: $167.85	33	913
Expiration: November 2014, Exercise Price: $178.57	70	4,723
Expiration: December 2014, Exercise Price: $165.15	42	2,158
Expiration: December 2014, Exercise Price: $166.95	40	2,323
Expiration: January 2015, Exercise Price: $165.15	42	3,865
Expiration: January 2015, Exercise Price: $167.94	35	3,798

Expiration: February 2015, Exercise Price: $165.15	37	5,551
Expiration: February 2015, Exercise Price: $166.95	40	5,949
Expiration: March 2015, Exercise Price: $166.50	40	7,626
Expiration: March 2015, Exercise Price: $167.85	33	6,725
Expiration: March 2015, Exercise Price: $179.33	90	32,040
Expiration: April 2015, Exercise Price: $163.89	40	8,611
Expiration: April 2015, Exercise Price: $169.74	55	15,394
Expiration: April 2015, Exercise Price: $180.00	50	22,169
Expiration: May 2015, Exercise Price: $169.65	90	29,964
Expiration: May 2015, Exercise Price: $177.39	50	23,147
Expiration: June 2015, Exercise Price: $167.85	135	48,527
Expiration: July 2015, Exercise Price: $174.53	70	37,410
Expiration: July 2015, Exercise Price: $177.62	40	23,977
Expiration: July 2015, Exercise Price: $180.00	30	19,596
Expiration: August 2015, Exercise Price: $177.03	90	58,589
Expiration: August 2015, Exercise Price: $177.39	50	32,952
Expiration: September 2015, Exercise Price: $177.62	110	80,328
Expiration: September 2015, Exercise Price: $180.00	30	23,652
Expiration: October 2015, Exercise Price: $175.05	130	93,825
Expiration: October 2015, Exercise Price: $179.33	30	24,774
Expiration: November 2015, Exercise Price: $179.33	30	26,365
Expiration: November 2015, Exercise Price: $180.00	130	116,615
Total Put Options		762,674

Total Options Written (Premiums received $3,290,352) - 11.6%		$3,576,792

The average quarterly market values of purchased and written options during the period ended September 30, 2014 (Unaudited) were as follows:

Purchased options	$21,956,683
Written options	$2,266,933

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$33,829,694	$-	$33,829,694
Money Market Funds	476,402	-	-	476,402
Total Long Investments in Securities	$476,402	$33,829,694	$-	$34,306,096

Written Options	$-	$3,576,792	$-	$3,576,792

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

1.	Security Valuation
Investments by the Hatteras PE Intelligence Fund (the “PEI Fund”) and the Hatteras Disciplined Opportunity Fund (the “Disciplined Fund”) (each a “Fund,” and collectively, the “Funds”), are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through the Chicago Board Options Exchange (“CBOE”). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model.  Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the “Adviser”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value its securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

A summary of the inputs used to value the Funds’ net assets as of September 30, 2014 is located in a table following the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

U.S. Generally Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 -	Quoted prices in active markets for identical securities.
• Level 2 -	Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

There were no transfers in the Funds between levels during the nine months ended September 30, 2014. Transfers between levels are recognized at the end of the reporting period.

2.	Derivative Transactions
The Funds may utilize derivative instruments to implement its investment strategies. The Funds may use total return swaps, credit default swaps and currency forward contracts to implement its strategy of seeking investment results, before fees and expenses, which correspond generally to the overall performance of the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”). Total return swaps may be used to gain exposure to certain broad based market sectors, instead of purchasing the underlying constituents of the sector directly. Currency forward contacts may be used to gain exposure to certain foreign equity markets that are components of the Reference Index.

A description of the potential benefits and risks with each type of derivative that may be used by the Funds is summarized below:

Total Return Swaps - A total return swap agreement is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Credit Default Swaps - A credit default swap (“CDS”) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Forwards - A forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange.  Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, these markets can experience periods of illiquidity, sometimes of significant duration.  Disruptions can occur in any currency market traded by a Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Fund.  Market illiquidity or disruption could result in significant losses.

Options - Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Funds, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The Disciplined Opportunity Fund may utilize Flex Options. FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.  The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

The Disciplined Fund engaged in derivative instruments during the three months ended September 30, 2014.  The average quarterly market value and the effects of realized and unrealized gains (losses) for the three months ended September 30, 2014 is located in a table following the Schedule of Investments.

As of the three months ended September 30, 2014, the PEI Fund had not entered into any derivative instruments.

3.	Federal Income Taxes
The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	PEI Fund	Disciplined Fund
Cost of Investments	$24,716,926	$33,481,927
Gross tax unrealized appreciation	888,879	1,632,401
Gross tax unrealized depreciation	(254,872)	(808,232
Net tax unrealized appreciation	$634,007	$824,169

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Disciplined Fund commenced operations on December 31, 2013, and did not have any tax adjustments for the previous fiscal year.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HCIM Trust

By /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date November 25, 2014

By   /s/ Lance Baker
       Lance Baker, Chief Financial Officer and Treasurer

Date November 24, 2014